Cover	Jan. 06, 2026
Cover [Abstract]
Entity Registrant Name	Caro Holdings Inc.
Entity Central Index Key	0001678105
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 06, 2026
Entity File Number	333-212268
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	93-2109546
Entity Address Address Line 1	7 Castle Street
Entity Address City Or Town	Sheffield
Entity Address Postal Zip Code	S3 8LT
City Area Code	786
Local Phone Number	755-3210
Entity Address Country	GB
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false